Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
Commitments and Contingencies

11.  Commitments and Contingencies

Operating Lease Commitments

In 2015, the Company entered into a new office lease with respect to the Company’s current office space. The new office lease term commenced on May 1, 2015 with a three year term ending on April 30, 2018, with an option to extend the lease for an additional three years, and was accounted for as an operating lease. In March 2018, the Company amended the lease to extend the term of the lease for an additional 12-month term expiring on April 30, 2019. Total rent expense under the operating leases was approximately $509,  $506 and $495 for the years ended December 31, 2018, 2017 and 2016, respectively.  As of December 31, 2018, future annual minimum payments under operating lease arrangements were $162.